CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
Cash and cash equivalents	$ 227,442	$ 166,542	$ 206,744
Restricted cash and restricted cash equivalents, current portion, included in prepaid expenses and other current assets	37,974	1,661	2,483
Restricted cash and restricted cash equivalents, net of current portion, included in other long-term assets	2,545	24,029	345
Total cash, cash equivalents, restricted cash and restricted cash equivalents shown in Consolidated and Combined Statements of Cash Flows	$ 267,961	$ 192,232	$ 209,572